UNAUDITED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands, unless otherwise specified	Total		Common Stock [Member]		Additional Paid-in Capital [Member]		Contributed Surplus [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]
Balance Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest at Dec. 31, 2012	$ 1,764,319		$ 80,504		$ 654,042		$ 200,000	$ (18,730)	$ 848,503
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss) Attributable to Parent	144,533		0		0		0	0	144,533
Dividends	(36,479)		0		0		0	0	(36,479)
Grant of share options	332		0		332		0	0	0
Exercise of share options	153		16		243		0	0	(106)
Other Comprehensive Income (Loss), Net of Tax	55,118		0		0		0	55,118	0
Balance Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest at Jun. 30, 2013	1,927,976		80,520		654,617		200,000	36,388	956,451
Balance Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest at Dec. 31, 2013	1,804,137		80,580		656,018		200,000	(6,757)	874,296
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss) Attributable to Parent	(11,239)		0		0		0	0	(11,239)
Dividends	(72,513)	[1]	0		0		0	0	(72,513)	[1]
Grant of share options	241		0		241		0	0	0
Exercise of share options	511		50		769		0	0	(308)
Other Comprehensive Income (Loss), Net of Tax	60,084		0		0		0	60,084	0
Net proceeds from issuance of common units	660,947	[2]	12,650	[2]	648,297	[2]	0	0	0
Balance Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest at Jun. 30, 2014	$ 2,442,168		$ 93,280		$ 1,305,325		$ 200,000	$ 53,327	$ 790,236

[1]	Cash dividends declared in relation to the quarter ended March 31, 2014 amounting to $36.2 million were paid in July 2014.
[2]	Includes additional issue costs of$0.6 millionwhich were paid in July 2014.